Other payables and accrued expenses	12 Months Ended
Dec. 31, 2021
Other payables and accrued expenses

10 Other payables and accrued expenses

Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.

	December 31,
	2021	2020
	US$’000	US$’000

Dividend payables	86	84
Deposits received from customers	6	-
Rental deposit received	3	4
Accruals for operating expenses	1,360	1,500
Other tax payables	130	5

	1,585	1,593

ZHEJIANG TIANLAN
Other payables and accrued expenses	13 Other payables and accrued expenses
	December 31,
	2021	2020
	RMB’000	RMB’000

Accrued expenses	8,315	7,629
Output VAT	5,468	6,529
Deposits received and temporary receipts	4,645	3,589

	18,428	17,747